Debt - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Aug. 31, 2020	May 31, 2020	May 31, 2017	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Nov. 30, 2017
Debt Instrument [Line Items]
Aggregate increase in debt liability											$ 60
Debt balance									$ 2,868		2,868		$ 4,078
Amortization of financing fees and benefits									(2)
Interest expense related to debt instruments									53	$ 105			204	$ 223
Interest Expense
Debt Instrument [Line Items]
Amortization of financing fees and benefits									2	8			17	17
Revolving Credit Facility
Debt Instrument [Line Items]
Debt term						5 years
Maturity Date						May 01, 2022
Line of credit, maximum borrowing capacity						$ 250
Line of credit									0		$ 0
Capitalized financing fees	$ 1
Revolving Credit Facility | Other Current Assets
Debt Instrument [Line Items]
Unamortized financing fees													1
Amended Revolving Credit Facility
Debt Instrument [Line Items]
Maturity Date	Aug. 31, 2026										Aug. 31, 2026
Line of credit, maximum borrowing capacity	$ 294			$ 226					294		$ 294
Unused letters of credit									4		4
Proceeds from Lines of Credit											0
Amended Revolving Credit Facility | Other Assets
Debt Instrument [Line Items]
Unamortized financing fees									1		1
Unamortized financing fees									1		$ 1		$ 1
$226m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Maturity Date				Oct. 31, 2024									Oct. 31, 2024
Line of credit, maximum borrowing capacity													$ 226
Other
Debt Instrument [Line Items]
Maturity Date											Jun. 30, 2022		Dec. 31, 2021
Revolving credit facility acquired														$ 21
Line of credit									7		$ 7		$ 10
Term Loan
Debt Instrument [Line Items]
Debt term						7 years
Repayments of principal to refinance debt				$ 270
Maturity Date											May 01, 2024		May 01, 2024
Repayment of principal		$ 556	$ 556
Principal payment									$ 571
Term Loan | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable interest rate				0.0275%
Term Loan | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable interest rate				0.03%
Term Loan, Amended
Debt Instrument [Line Items]
Debt balance				$ 1,986
Maturity Date				Oct. 31, 2026							Oct. 31, 2026		Oct. 31, 2026
Debt instrument, variable interest rate basis											1-month
Payment terms											The Company is required to make principal payments at the end of each fiscal quarter based on defined terms in the agreement with the remaining principal balances due on the maturity dates.
Principal payment										$ 13			$ 298
Swap agreement expiration period								2024-05
Term Loan, Amended | Minimum
Debt Instrument [Line Items]
Debt instrument, variable interest rate				0.005%
Term Loan, Amended | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable interest rate				0.0325%
Term Loan, Amended | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable interest rate				0.035%
Term Loan, Third Incremental
Debt Instrument [Line Items]
Debt balance	$ 525
Maturity Date	Aug. 31, 2028										Aug. 31, 2028	[1]
First mandatory principal payment due				Dec. 31, 2021
Term Loan, Third Incremental | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable interest rate				0.03%
Term Loan, Third Incremental | LIBOR | Forecast
Debt Instrument [Line Items]
Maturity Date							Aug. 31, 2028
Amended Term Loan, Third Incremental | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable interest rate	0.005%
Secured Senior Notes
Debt Instrument [Line Items]
Maturity Date					Jun. 01, 2025						Jun. 01, 2025		Jun. 01, 2025
Payment terms											interest at a fixed rate of 5.75% per annum, payable semi-annually on June 1 and December 1 of each year
Face amount					$ 300
Interest rate					5.75%
Debt payment beginning date					Dec. 01, 2020
Unsecured Senior Notes
Debt Instrument [Line Items]
Maturity Date						Jun. 01, 2025							Jun. 01, 2025
Payment terms											interest at a fixed rate of 6.750% per annum, payable semi-annually on June 1 and December 1 of each year.
Face amount				$ 270		$ 500									$ 280	$ 180
Interest rate						6.75%

[1]	The net balance for the Third Incremental Term Loan includes unamortized debt issuance costs of $6 million.